ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2022
(UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS - 88.0%
U.S. TREASURY OBLIGATIONS - 84.5%
U.S. Treasury Bills	0.078%	06/02/22	24,339	$24,338,737
U.S. Treasury Bills	0.102%	06/09/22	36623	36,618,587
U.S. Treasury Bills	0.111%	06/16/22	26,824	26,817,736
U.S. Treasury Bills	0.142%	06/23/22	9,710	9,706,629
U.S. Treasury Bills	0.165%	06/30/22	55,385	55,354,504
U.S. Treasury Bills	0.218%	07/07/22	65,783	65,734,868
U.S. Treasury Bills	0.273%	07/14/22	29,035	29,005,842
U.S. Treasury Bills	0.334%	07/21/22	27,667	27,634,812
U.S. Treasury Bills	0.425%	07/28/22	51,597	51,528,782
U.S. Treasury Bills	0.526%	08/04/22	38,505	38,438,716
U.S. Treasury Bills	0.685%	08/11/22	97,693	97,495,189
U.S. Treasury Bills	0.656%	08/18/22	24,274	24,218,865
U.S. Treasury Bills	0.633%	08/25/22	131,608	131,282,886
U.S. Treasury Bills	0.656%	09/01/22	89,629	89,373,202
U.S. Treasury Bills	0.751%	09/08/22	58,152	57,970,673
U.S. Treasury Bills	0.809%	09/15/22	88,269	87,966,818
U.S. Treasury Bills	0.910%	09/22/22	92,151	91,811,370
U.S. Treasury Bills	1.031%	09/29/22	66,959	66,673,308
U.S. Treasury Bills	1.112%	10/06/22	153,378	152,683,315
U.S. Treasury Bills	1.191%	10/13/22	133,816	133,171,903
U.S. Treasury Bills	1.287%	10/20/22	124,171	123,531,104
U.S. Treasury Bills	1.357%	10/27/22	112,856	112,226,170
U.S. Treasury Bills	1.328%	11/03/22	153,233	152,293,294
U.S. Treasury Bills	1.408%	11/10/22	98,918	98,281,016
U.S. Treasury Bills	1.470%	11/17/22	82,258	81,685,042
U.S. Treasury Bills	1.486%	11/25/22	23,433	23,256,366
TOTAL U.S. TREASURY OBLIGATIONS ($1,890,256,632)				1,889,099,734
			NUMBER OF
			SHARES
MONEY MARKET DEPOSIT ACCOUNT - 3.5%			(000's)
U.S. Bank Money Market Deposit Account, 0.5% (United States)(a)			78,400	78,399,592
TOTAL MONEY MARKET DEPOSIT ACCOUNT ($78,399,592)				78,399,592

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,968,656,224)				1,967,499,326
TOTAL INVESTMENTS - 88.0%
(Cost $1,968,656,224)				1,967,499,326

OTHER ASSETS IN EXCESS OF LIABILITIES - 12.0%				269,199,563
NET ASSETS - 100.0%				$2,236,698,889

* Short-term investments' coupon reflect the annualized effective yield on the date of purchase for discounted investments.
(a) The rate shown is as of May 31, 2022.

Futures contracts outstanding as of May 31, 2022 were as follows:
LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
3-Month Euro Euribor	Dec-22	1,197	$1,196	$(1,460,094)
3-Month Euro Euribor	Mar-23	871	870	(986,336)
90-DAY Eurodollar Futures	Dec-22	1,473	1,472	52,863
90-DAY Eurodollar Futures	Mar-23	919	918	155,338
90-DAY Eurodollar Futures	Jun-23	2	2	200
Amsterdam Index Futures	Jun-22	14	14	48,816
AUD/USD Currency Futures	Jun-22	181	181	(378,311)
Australian 10-Year Bond Futures	Jun-22	261	261	(563,242)
BIST 30 Index Futures	Jun-22	722	722	57,015
Brent Crude Futures	Aug-22	213	213	910,225
Brent Crude Futures	Sep-22	26	26	131,890
Brent Crude Futures	Oct-22	6	6	14,910
Brent Crude Futures	Dec-22	2	2	1,400
Brent Crude Oil Last Day	Aug-22	8	8	30,200
CAC40 10 Euro Futures	Jun-22	267	267	(144,365)
CAD Currency Futures	Jun-22	357	357	(42,707)
Canola Futures (Winnipeg Commodity Exchange)	Jul-22	21	21	4,497
Canola Futures (Winnipeg Commodity Exchange)	Nov-22	28	28	(10,031)
CHF Currency Futures	Jun-22	96	96	13,688
Cocoa Futures ICE	Dec-22	1	1	(315)
Coffee 'C' Futures	Jul-22	203	203	1,302,750
Coffee 'C' Futures	Sep-22	55	55	106,463
Coffee 'C' Futures	Dec-22	6	6	13,800
Coffee 'C' Futures	Mar-23	5	5	6,413
Coffee Robusta Futures	Jul-22	14	14	130
Coffee Robusta Futures	Sep-22	26	26	1,660
Copper Futures	Jul-22	16	16	(82,675)
Corn Futures	Jul-22	409	409	(556,775)
Corn Futures	Sep-22	73	73	(107,925)
Corn Futures	Dec-22	256	256	146,713
Corn Futures	Mar-23	70	70	(70,013)
Cotton No.2 Futures	Jul-22	177	177	(109,215)
Cotton No.2 Futures	Dec-22	114	114	(100,810)
DAX Index Futures	Jun-22	92	92	(207,174)
DAX-Mini Futures	Jun-22	4	4	5,781
DJIA Mini E-CBOT	Jun-22	191	191	12,405
Dollar Index	Jun-22	51	51	(45,313)
Dutch TTF Gas Futures	Jul-22	5	5	(17,556)
E-Mini Crude Oil	Jul-22	19	19	51,728
E-Mini Energy Select Futures	Jun-22	2	2	10,530
E-Mini Financial Select Futures	Jun-22	1	1	(488)
E-Mini Materials Select Futures	Jun-22	1	1	(670)
E-Mini Natural Gas	Jul-22	16	16	(7,375)
E-Mini Utilities Select Futures	Jun-22	3	3	3,010
Euro STOXX 50	Jun-22	681	681	(182,278)
Euro/JPY Futures	Jun-22	92	92	174,787
Euro-BTP Futures	Jun-22	386	386	(761,307)
Euro-Oat Futures	Jun-22	6	6	(14,740)
European Climate Exchange Futures	Dec-22	24	24	(17,166)
FTSE 100 Index Futures	Jun-22	1,041	1,040	1,985,346
FTSE KLCI Futures	Jun-22	8	8	1,119
FTSE Taiwan Index	Jun-22	70	70	141,350
FTSE/MIB Index Futures	Jun-22	1	1	(1,514)
Gasoline RBOB Futures	Jul-22	89	89	1,167,415
Gasoline RBOB Futures	Aug-22	54	54	(28,959)
Gasoline RBOB Futures	Sep-22	2	2	21,823
Gasoline RBOB Futures	Oct-22	1	1	5,552
Gold 100 Oz Futures	Aug-22	72	72	(47,640)
Gold 100 Oz Futures	Dec-22	3	3	(2,810)
Hang Seng Index Futures	Jun-22	13	13	41,321
IBEX 35 Index Futures	Jun-22	12	12	(10,313)
Ice Three Miont SONIA Index Futures	Dec-22	481	480	(292,279)
JPY Currency Futures	Jun-22	128	128	(46,950)
Kansas City Hard Red Winter Wheat Futures	Jul-22	169	169	37,963
Kansas City Hard Red Winter Wheat Futures	Sep-22	12	12	6,388
Lean Hogs Futures	Jul-22	5	5	(5,040)
Lean Hogs Futures	Aug-22	31	31	(19,580)
Live Cattle Futures	Oct-22	1	1	(1,100)
Live Cattle Futures	Feb-23	2	2	(2,230)
LME Aluminum Forward	Jun-22	1,415	1,414	(15,317,930)
LME Aluminum Forward	Jul-22	13	13	(138,281)
LME Aluminum Forward	Sep-22	475	475	(1,217,867)
LME Aluminum Forward - 90 Day Settlement	Jun-22	1	1	(18,419)
LME Aluminum Forward - 90 Day Settlement	Jun-22	5	5	(92,541)
LME Aluminum Forward - 90 Day Settlement	Jun-22	1	1	(18,472)
LME Aluminum Forward - 90 Day Settlement	Jun-22	9	9	(166,016)
LME Aluminum Forward - 90 Day Settlement	Aug-22	2	2	(5,961)
LME Copper Forward	Jun-22	648	647	(7,597,826)
LME Copper Forward	Sep-22	179	179	611,740
LME Copper Forward - 90 Day Settlement	Jun-22	1	1	(17,638)
LME Copper Forward - 90 Day Settlement	Jun-22	6	6	(83,205)
LME Lead Forward	Jun-22	208	208	(963,508)
LME Lead Forward	Jul-22	22	22	(112,008)
LME Lead Forward	Sep-22	3	3	2,195
LME Lead Forward - 90 Day Settlement	Jun-22	1	1	(5,913)
LME Lead Forward - 90 Day Settlement	Jun-22	1	1	(5,780)
LME Lead Forward - 90 Day Settlement	Jun-22	1	1	(8,415)
LME Lead Forward - 90 Day Settlement	Jun-22	4	4	(23,813)
LME Nickel Forward	Jun-22	72	72	1,851,204
LME Nickel Forward	Jul-22	7	7	76,623
LME Nickel Forward	Sep-22	8	8	(14,998)
LME Nickel Forward - 90 Day Settlement	Jun-22	5	5	13,953
LME Nickel Forward - 90 Day Settlement	Jun-22	2	2	(48,362)
LME Nickel Forward - 90 Day Settlement	Jun-22	4	4	(96,761)
LME Tin Forward - 90 Day Settlement	Jun-22	1	1	(60,131)
LME Zinc Forward	Jun-22	431	431	(693,994)
LME Zinc Forward	Jul-22	175	175	(785,343)
LME Zinc Forward	Sep-22	68	68	507,505
LME Zinc Forward - 90 Day Settlement	Jun-22	2	2	8,513
LME Zinc Forward - 90 Day Settlement	Jun-22	4	4	(1,425)
LME Zinc Forward - 90 Day Settlement	Jun-22	4	4	(14,274)
LME Zinc Forward - 90 Day Settlement	Jun-22	1	1	(2,541)
LME Zinc Forward - 90 Day Settlement	Jun-22	4	4	(10,175)
Low Sulphur Gasoil G Futures	Jun-22	93	93	1,507,200
Low Sulphur Gasoil G Futures	Jul-22	85	85	1,268,100
Low Sulphur Gasoil G Futures	Aug-22	24	24	313,700
Low Sulphur Gasoil G Futures	Sep-22	4	4	51,475
Low Sulphur Gasoil G Futures	Oct-22	1	1	10,700
MAIZE Futures	Aug-22	1	1	(980)
Milk Futures	Jun-22	3	3	(20)
Mill Wheat Euro	Sep-22	109	109	157,691
Mill Wheat Euro	Dec-22	24	24	32,072
Mill Wheat Euro	Mar-23	11	11	12,547
MXN Currency Futures	Jun-22	1,957	1,957	2,136,318
Nasdaq 100 E-Mini	Jun-22	62	62	(120,180)
Natural Gas Futures	Jul-22	322	322	14,433
Natural Gas Futures	Aug-22	113	113	(67,870)
Natural Gas Futures	Sep-22	5	5	(8,800)
Natural Gas Futures	Oct-22	4	4	17,730
Nikkei 225 (Osaka Securities Exchange)	Jun-22	15	15	(3,263)
Nikkei 225 (Singapore Exchange)	Jun-22	86	86	(7,962)
NY Harbor Ultra-Low Sulfur Diesel Futures	Jul-22	148	148	200,357
NY Harbor Ultra-Low Sulfur Diesel Futures	Aug-22	39	39	306,743
NY Harbor Ultra-Low Sulfur Diesel Futures	Sep-22	2	2	28,396
NY Harbor Ultra-Low Sulfur Diesel Futures	Oct-22	2	2	18,379
NY Harbor Ultra-Low Sulfur Diesel Futures	Dec-22	1	1	15,452
Orange Juice Futures	Jul-22	18	18	9,953
Palm Oil Futures	Jul-22	3	3	(2,792)
Palm Oil Futures	Aug-22	40	40	24,209
Palm Oil Futures	Sep-22	8	8	2,398
Palm Oil Futures	Oct-22	3	3	1,176
Rapeseed Euro	Aug-22	13	13	15,996
Rapeseed Euro	Nov-22	3	3	(4,509)
Red Wheat Futures (Minneapolis Grain Exchange)	Jul-22	24	24	52,713
Red Wheat Futures (Minneapolis Grain Exchange)	Sep-22	5	5	17,200
Rough Rice Futures	Jul-22	9	9	8,750
S&P 500 E-Mini Futures	Jun-22	52	52	(19,488)
S&P/TSX 60 IX Futures	Jun-22	41	41	(225,934)
SGX Iron Ore 62% Futures	Sep-22	1	1	137
Soybean Futures	Jul-22	587	587	1,372,774
Soybean Futures	Aug-22	24	24	(19,063)
Soybean Futures	Nov-22	208	208	421,600
Soybean Futures	Jan-23	13	13	(7,050)
Soybean Meal Futures	Jul-22	125	125	(300,640)
Soybean Meal Futures	Aug-22	8	8	(16,360)
Soybean Meal Futures	Dec-22	33	33	(19,170)
Soybean Oil Futures	Jul-22	142	142	92,844
Soybean Oil Futures	Aug-22	17	17	(11,880)
Soybean Oil Futures	Dec-22	69	69	(4,146)
SPI 200 Futures	Jun-22	72	72	16,524
STOXX Dividend Futures	Dec-23	5	5	1,793
Sugar No. 11 (World)	Jul-22	267	267	(104,373)
Sugar No. 11 (World)	Oct-22	516	516	(261,162)
Sugar No. 11 (World)	Mar-23	49	49	(4,390)
Topix Index Futures	Jun-22	55	55	(157,766)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Sep-22	1,024	1,023	(869,617)
USD/NOK Futures	Jun-22	21	21	98,839
USD/SEK Futures	Jun-22	3	3	9,970
USD/TRY Futures	Jun-22	30	30	658
Wheat (Chicago Board of Trade)	Jul-22	198	198	(532,388)
Wheat (Chicago Board of Trade)	Sep-22	49	49	(26,925)
Wheat (Chicago Board of Trade)	Dec-22	27	27	(109,025)
White Sugar ICE	Aug-22	87	87	128,215
White Sugar ICE	Oct-22	27	27	24,870
WTI Crude Futures	Jul-22	404	404	2,532,972
WTI Crude Futures	Aug-22	32	32	167,360
WTI Crude Futures	Sep-22	46	46	192,220
WTI Crude Futures	Oct-22	2	2	11,060
WTI Crude Futures	Dec-22	5	5	12,360
WTI Crude Futures IPE	Jul-22	4	4	20,240
WTI Crude Futures IPE	Aug-22	1	1	6,080
WTI Crude Futures IPE	Oct-22	1	1	7,770
				$(15,673,450)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures	Jun-22	15	$(1,743,931)	$1,359
1-Month SOFR Future	Oct-22	3	(1,222,973)	(63)
3-Month Euro Euribor	Sep-22	749	(200,248,083)	474,509
3-Month Euro Euribor	Mar-23	118	(31,278,570)	285,738
3-Month Euro Euribor	Jun-23	614	(162,309,660)	401,910
3-Month Euro Euribor	Sep-23	69	(18,212,233)	182,799
3-Month Euro Euribor	Dec-23	84	(22,159,014)	179,055
3-Month Euro Euribor	Mar-24	98	(25,853,498)	156,671
3-Month Euro Euribor	Jun-24	130	(34,302,435)	202,592
3-Month Euro Euribor	Sep-24	93	(24,540,682)	128,571
3-Month Euro Euribor	Dec-24	49	(12,929,379)	101,585
3-Month Euro Euribor	Mar-25	44	(11,607,693)	64,561
3-Month Euro Euribor	Jun-25	41	(10,812,958)	31,133
3-Month Euro Euribor	Sep-25	3	(790,951)	1,074
3-Month SARON Futures	Sep-22	1	(250,536)	39
3-Month SARON Futures	Dec-22	2	(520,069)	1,056
3-Month SOFR Futures	Dec-22	63	(15,316,088)	108,925
3-Month SOFR Futures	Mar-23	44	(10,673,300)	(4,563)
3-Month SOFR Futures	Jun-23	28	(6,791,400)	(9,275)
3-Month SOFR Futures	Sep-23	24	(5,826,300)	(12,213)
3-Month SOFR Futures	Dec-23	24	(5,832,000)	(11,238)
3-Month SOFR Futures	Mar-24	27	(6,565,388)	(10,000)
3-Month SOFR Futures	Jun-24	31	(7,542,688)	(11,550)
3-Month SOFR Futures	Sep-24	35	(8,519,000)	(12,150)
90-DAY Bank Bill	Sep-22	76	(54,227,059)	40,166
90-DAY Bank Bill	Dec-22	280	(199,441,643)	266,953
90-DAY Bank Bill	Mar-23	92	(65,452,336)	72,198
90-DAY Bank Bill	Jun-23	33	(23,471,157)	9,884
90-DAY Bank Bill	Sep-23	9	(6,401,381)	2,854
90-DAY Bank Bill	Dec-23	7	(4,979,582)	1,323
90-DAY Eurodollar Futures	Sep-22	456	(111,053,100)	(10,175)
90-DAY Eurodollar Futures	Dec-22	65	(15,747,063)	10,138
90-DAY Eurodollar Futures	Mar-23	232	(56,123,700)	455,663
90-DAY Eurodollar Futures	Jun-23	502	(121,414,975)	14,313
90-DAY Eurodollar Futures	Sep-23	117	(28,327,163)	247,538
90-DAY Eurodollar Futures	Dec-23	117	(28,354,950)	209,213
90-DAY Eurodollar Futures	Mar-24	173	(41,954,663)	154,913
90-DAY Eurodollar Futures	Jun-24	147	(35,671,388)	216,913
90-DAY Eurodollar Futures	Sep-24	93	(22,575,750)	127,488
90-DAY Eurodollar Futures	Dec-24	599	(145,429,713)	129,137
90-DAY Eurodollar Futures	Mar-25	211	(51,241,350)	127,275
90-DAY Eurodollar Futures	Jun-25	65	(15,787,688)	11,288
90-DAY Eurodollar Futures	Jun-26	10	(2,427,875)	(363)
90-DAY Eurodollar Futures	Sep-26	2	(485,450)	(38)
Amsterdam Index Futures	Jun-22	12	(1,835,537)	(52,909)
AUD/USD Currency Futures	Jun-22	1,676	(120,278,140)	812,007
Australian 10-Year Bond Futures	Jun-22	1,110	(97,357,545)	3,801,925
Australian 3-Year Bond Futures	Jun-22	1,123	(87,648,234)	1,209,389
Bank Acceptance Futures	Sep-22	18	(3,454,382)	(2,372)
Bank Acceptance Futures	Dec-22	158	(30,223,426)	(36,556)
Bank Acceptance Futures	Mar-23	90	(17,198,087)	(44,175)
Bank Acceptance Futures	Jun-23	26	(4,967,051)	(8,677)
Bank Acceptance Futures	Sep-23	18	(3,439,617)	(8,558)
Bank Acceptance Futures	Dec-23	13	(2,484,682)	(4,131)
Brent Crude Futures	Aug-22	16	(1,849,600)	48,840
CAC40 10 Euro Futures	Jun-22	28	(1,940,783)	(38,959)
CAD Currency Futures	Jun-22	850	(67,213,750)	(596,558)
Canadian 10-Year Bond Futures	Sep-22	840	(84,348,658)	854,718
Cattle Feeder Futures	Aug-22	47	(3,880,438)	98,238
Cattle Feeder Futures	Sep-22	12	(1,008,750)	17,600
CHF Currency Futures	Jun-22	247	(32,222,694)	(605,639)
Cocoa Futures	Jul-22	50	(1,248,000)	1,590
Cocoa Futures	Sep-22	73	(1,835,950)	(22,840)
Cocoa Futures	Dec-22	14	(356,440)	(8,180)
Cocoa Futures ICE	Jul-22	109	(2,395,393)	34,300
Cocoa Futures ICE	Sep-22	21	(467,055)	(6,490)
Cocoa Futures ICE	Dec-22	2	(45,439)	(139)
Coffee 'C' Futures	Jul-22	2	(173,438)	(7,875)
Coffee 'C' Futures	Sep-22	1	(86,794)	(5,944)
Coffee Robusta Futures	Jul-22	3	(63,180)	(1,490)
Coffee Robusta Futures	Sep-22	1	(21,100)	(990)
Copper Futures	Jul-22	281	(30,179,400)	(137,376)
Copper Futures	Sep-22	4	(430,450)	(3,925)
DAX Index Futures	Jun-22	82	(31,640,544)	(852,438)
DJIA Mini E-CBOT	Jun-22	122	(20,112,310)	(465,058)
E-Mini Consumer Discretionary Select Futures	Jun-22	1	(155,890)	11,230
E-Mini Consumer Staples Select Futures	Jun-22	1	(74,670)	(3,710)
E-Mini Industrial Select Futures	Jun-22	3	(285,420)	3,640
EUR Foreign Exchange Currency Futures	Jun-22	2,802	(376,238,549)	5,128,509
Euro BUXL 30-Year Bond Futures	Jun-22	45	(7,835,833)	1,021,439
Euro BUXL 30-Year Bond Futures	Sep-22	40	(6,952,195)	43,865
Euro E-Mini Futures	Jun-22	1	(67,138)	2,213
Euro STOXX 50	Jun-22	241	(9,790,164)	(292,134)
Euro/GBP Futures	Jun-22	1	(134,232)	(2,292)
Euro-Bobl Futures	Jun-22	1,352	(183,592,393)	2,674,265
Euro-Bobl Futures	Sep-22	317	(39,692,452)	33,398
Euro-BTP Futures	Jun-22	299	(40,724,141)	2,230,498
Euro-BTP Futures	Sep-22	80	(9,962,354)	82,406
Euro-Bund Futures	Jun-22	1,899	(309,001,096)	6,004,318
Euro-Bund Futures	Sep-22	113	(17,162,275)	84,886
Euro-Oat Futures	Jun-22	352	(54,450,053)	2,044,214
Euro-Oat Futures	Sep-22	74	(10,495,215)	56,995
Euro-Schatz Futures	Jun-22	721	(85,236,042)	494,005
Euro-Schatz Futures	Sep-22	210	(22,971,137)	26,463
FTSE 100 Index Futures	Jun-22	52	(4,970,400)	(207,879)
FTSE China A50 Index	Jun-22	568	(7,699,808)	(261,795)
FTSE Taiwan Index	Jun-22	21	(1,218,000)	(50,550)
FTSE/JSE TOP 40	Jun-22	13	(544,481)	(33,355)
FTSE/MIB Index Futures	Jun-22	3	(394,658)	(21,546)
Gasoline RBOB Futures	Jul-22	138	(22,698,295)	(1,746,620)
GBP Currency Futures	Jun-22	1,085	(85,477,656)	728,514
Gold 100 Oz Futures	Aug-22	136	(25,138,240)	65,036
Hang Seng China Enterprises Index Futures	Jun-22	162	(7,615,685)	(575,970)
Hang Seng Index Futures	Jun-22	290	(39,531,680)	(2,448,487)
Ice Three Miont SONIA Index Futures	Dec-22	253	(77,780,309)	178,130
Ice Three Miont SONIA Index Futures	Mar-23	102	(31,287,378)	140,328
Ice Three Miont SONIA Index Futures	Jun-23	176	(53,950,025)	186,022
Ice Three Miont SONIA Index Futures	Sep-23	92	(28,201,149)	128,325
Ice Three Miont SONIA Index Futures	Dec-23	211	(64,695,340)	221,982
Ice Three Miont SONIA Index Futures	Mar-24	96	(29,451,480)	155,716
Ice Three Miont SONIA Index Futures	Jun-24	88	(27,024,912)	130,877
Ice Three Miont SONIA Index Futures	Sep-24	74	(22,746,475)	104,257
Ice Three Miont SONIA Index Futures	Dec-24	166	(51,062,482)	213,917
Ice Three Miont SONIA Index Futures	Mar-25	27	(8,307,895)	45,741
Ice Three Miont SONIA Index Futures	Jun-25	17	(5,231,165)	12,569
JPN 10-Year Bond (Osaka Securities Exchange)	Jun-22	253	(294,103,778)	531,091
JPY Currency Futures	Jun-22	3,177	(308,824,255)	11,604,907
Lean Hogs Futures	Jul-22	36	(1,555,200)	(5,350)
Lean Hogs Futures	Aug-22	58	(2,469,060)	(74,640)
Live Cattle Futures	Aug-22	244	(12,724,600)	340,180
Live Cattle Futures	Oct-22	49	(2,668,540)	55,340
Live Cattle Futures	Dec-22	6	(341,520)	3,730
LME Aluminum Forward	Jun-22	1,415	(97,767,656)	16,250,594
LME Aluminum Forward	Jul-22	18	(1,248,300)	20,113
LME Aluminum Forward	Sep-22	515	(35,934,125)	731,126
LME Aluminum Forward - 90 Day Settlement	Jun-22	1	(68,944)	18,508
LME Aluminum Forward - 90 Day Settlement	Jun-22	5	(344,813)	149,950
LME Aluminum Forward - 90 Day Settlement	Jun-22	1	(68,983)	27,217
LME Aluminum Forward - 90 Day Settlement	Jun-22	9	(621,034)	170,979
LME Aluminum Forward - 90 Day Settlement	Aug-22	5	(347,469)	21,919
LME Aluminum Forward - 90 Day Settlement	Aug-22	5	(347,500)	10,113
LME Aluminum Forward - 90 Day Settlement	Aug-22	2	(139,050)	(1,600)
LME Copper Forward	Jun-22	648	(153,114,300)	8,023,839
LME Copper Forward	Jul-22	2	(472,375)	(4,229)
LME Copper Forward	Aug-22	1	(236,200)	(2,436)
LME Copper Forward	Sep-22	225	(53,150,625)	(845,071)
LME Copper Forward - 90 Day Settlement	Jun-22	1	(236,163)	28,213
LME Copper Forward - 90 Day Settlement	Jun-22	6	(1,417,050)	107,650
LME Copper Forward - 90 Day Settlement	Aug-22	6	(1,416,840)	5,110
LME Copper Forward - 90 Day Settlement	Aug-22	1	(236,153)	1,573
LME Lead Forward	Jun-22	208	(11,313,640)	622,886
LME Lead Forward	Jul-22	43	(2,347,370)	(95,462)
LME Lead Forward	Sep-22	38	(2,078,600)	(74,874)
LME Lead Forward - 90 Day Settlement	Jun-22	1	(54,175)	5,933
LME Lead Forward - 90 Day Settlement	Jun-22	1	(54,343)	7,333
LME Lead Forward - 90 Day Settlement	Jun-22	1	(54,348)	7,090
LME Lead Forward - 90 Day Settlement	Jun-22	4	(217,437)	28,038
LME Lead Forward - 90 Day Settlement	Aug-22	3	(163,725)	(3,300)
LME Nickel Forward	Jun-22	72	(12,246,336)	677,772
LME Nickel Forward	Jul-22	1	(170,238)	(11,517)
LME Nickel Forward	Sep-22	2	(341,052)	(6,131)
LME Nickel Forward - 90 Day Settlement	Jun-22	5	(850,305)	74,670
LME Nickel Forward - 90 Day Settlement	Jun-22	2	(340,110)	128,160
LME Nickel Forward - 90 Day Settlement	Jun-22	4	(680,383)	(15,913)
LME Tin Forward - 90 Day Settlement	Jun-22	1	(174,675)	54,825
LME Zinc Forward	Jun-22	431	(42,334,975)	(671,221)
LME Zinc Forward	Jul-22	163	(15,988,263)	1,411,988
LME Zinc Forward	Aug-22	37	(3,623,688)	(253,913)
LME Zinc Forward	Sep-22	19	(1,859,625)	(132,369)
LME Zinc Forward - 90 Day Settlement	Jun-22	2	(196,113)	2,696
LME Zinc Forward - 90 Day Settlement	Jun-22	4	(393,900)	634
LME Zinc Forward - 90 Day Settlement	Jun-22	4	(393,800)	21,288
LME Zinc Forward - 90 Day Settlement	Jun-22	1	(98,425)	13,438
LME Zinc Forward - 90 Day Settlement	Jun-22	4	(393,550)	14,575
Long Gilt Futures	Sep-22	1,868	(272,977,178)	3,899,380
Lumber Futures	Jul-22	3	(215,655)	(352)
Micro E-mini Nasdaq 100 Index Futures	Jun-22	1	(25,293)	3,009
Micro E-mini Russell 200 Index Futures	Jun-22	2	(18,619)	1,671
Micro E-mini S&P 500 Index Futures	Jun-22	3	(61,969)	143
Micro EUR/USD Futures	Jun-22	10	(134,275)	2,736
Mini FTSE/MIB Pound Futures	Jun-22	7	(184,174)	(8,713)
Mini H-Shares Index Futures	Jun-22	5	(47,010)	(2,224)
Mini HSI Index Futures	Jun-22	25	(681,581)	(27,103)
Mini TOPIX Index Futures	Jun-22	14	(207,605)	(4,911)
MSCI EAFE Index Futures	Jun-22	22	(2,240,700)	(23,685)
MSCI Emerging Markets Index Futures	Jun-22	158	(8,400,070)	57,475
MSCI Singapore Exchange ETS	Jun-22	76	(1,665,837)	(39,037)
Nasdaq 100 E-Mini	Jun-22	115	(29,086,950)	(451,858)
Natural Gas Futures ICE	Jul-22	10	(717,626)	(67,501)
New Zealand 3-Month Bank Bill Futures	Sep-22	12	(753,616)	3,480
New Zealand 3-Month Bank Bill Futures	Dec-22	9	(563)	2
Nikkei 225 (Chicago Mercantile Exchange)	Jun-22	5	(679,625)	(23,075)
Nikkei 225 (Osaka Securities Exchange)	Jun-22	18	(3,811,551)	(98,808)
Nikkei 225 (Singapore Exchange)	Jun-22	205	(21,724,570)	(504,156)
Nikkei 225 Mini	Jun-22	7	(148,227)	(3,713)
Nikkei/Yen Futures	Jun-22	5	(527,828)	(29,401)
NY Harbor Ultra-Low Sulfur Diesel Futures	Jul-22	120	(19,832,400)	(1,349,804)
NZD Currency Futures	Jun-22	251	(16,346,375)	98,240
OMX Stockholm 30 Index Futures	Jun-22	297	(6,214,649)	(66,279)
Palladium Futures	Sep-22	2	(401,260)	(11,760)
Platinum Futures	Jul-22	113	(5,470,895)	89,500
Rubber TSR20 Futures	Jul-22	2	(16,660)	(140)
Russell 2000 E-Mini	Jun-22	162	(15,081,390)	105,983
S&P 500 E-Mini Futures	Jun-22	347	(71,677,188)	(529,123)
S&P Mid 400 E-Mini	Jun-22	15	(3,769,800)	(59,640)
S&P/TSX 60 IX Futures	Jun-22	2	(396,411)	(14,104)
SGX Iron Ore 62% Futures	Jul-22	25	(332,800)	(3,495)
SGX Nifty 50	Jun-22	60	(1,987,200)	(50,035)
Short BTP Future	Jun-22	146	(17,158,123)	189,761
Short BTP Future	Sep-22	125	(13,611,567)	13,613
Silver Futures	Jul-22	262	(28,411,280)	483,819
Silver Futures	Sep-22	2	(217,810)	17,040
Soybean Futures	Jul-22	12	(1,009,950)	22,300
Soybean Oil Futures	Jul-22	7	(327,264)	16,128
SPI 200 Futures	Jun-22	47	(6,081,424)	237,560
STOXX Europe 600 Banks Index	Jun-22	1	(7,429)	(424)
STOXX Europe 600 Index	Jun-22	30	(711,924)	(34,021)
STOXX Europe 600 Institutional Index	Jun-22	1	(16,307)	(467)
Sugar No. 11 (World)	Jul-22	138	(2,998,464)	(126,634)
Topix Index Futures	Jun-22	42	(6,228,143)	(103,119)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Sep-22	1,951	(233,053,046)	1,374,535
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Sep-22	554	(116,950,265)	44,297
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Sep-22	2,382	(269,054,343)	560,017
U.S. Treasury Long Bond (Chicago Board of Trade)	Sep-22	816	(113,781,000)	804,795
U.S. Treasury Ultra 10-Year Notes	Sep-22	310	(39,830,156)	209,903
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Sep-22	159	(24,764,250)	213,296
USD/CNH Futures	Jun-22	1	(99,985)	(1,414)
WTI Crude Futures	Jul-22	36	(4,128,120)	(4,650)
				$68,698,443
Total Futures Contracts				$53,024,993

Forward foreign currency contracts outstanding as of May 31, 2022 were as follows:
CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD	1,120,399	EUR	750,000	Jun 02 2022	BOA	$(1,154)
AUD	32,459,085	USD	23,299,131	Jun 02 2022	BOA	(4,323)
AUD	113,557,000	USD	81,091,938	Jun 10 2022	BOA	413,990
AUD	1,400,000	USD	999,857	Jun 15 2022	BOA	5,093
AUD	40,887,000	USD	30,194,581	Jun 17 2022	BOA	(843,917)
AUD	14,658,018	EUR	9,750,000	Jun 22 2022	BOA	43,679
AUD	17,714,897	GBP	10,000,000	Jun 22 2022	BOA	115,578
AUD	15,800,000	JPY	1,413,883,224	Jun 22 2022	BOA	350,234
AUD	37,400,000	NZD	41,300,222	Jun 22 2022	BOA	(51,703)
BRL	37,795,474	USD	7,875,508	Jun 02 2022	BOA	72,506
BRL	51,468,056	USD	10,500,000	Jun 15 2022	BOA	281,645
BRL	19,273,167	USD	3,900,000	Jul 05 2022	BOA	113,898
CAD	60,021,506	USD	47,455,334	Jun 01 2022	BOA	(2,449)
CAD	267,885,000	USD	211,351,772	Jun 10 2022	BOA	420,150
CAD	6,114,408	USD	4,800,000	Jun 15 2022	BOA	33,562
CAD	48,078,000	USD	38,049,510	Jun 17 2022	BOA	(43,135)
CAD	19,026,237	AUD	21,200,000	Jun 22 2022	BOA	(179,543)
CAD	15,168,791	EUR	11,250,000	Jun 22 2022	BOA	(100,826)
CAD	10,800,000	JPY	1,076,592,168	Jun 22 2022	BOA	166,995
CAD	15,300,000	USD	12,064,322	Jun 22 2022	BOA	30,358
CHF	889,462	GBP	733,552	Jun 01 2022	BOA	2,993
CHF	511	USD	531	Jun 01 2022	BOA	1
CHF	21,632,921	USD	22,541,337	Jun 02 2022	BOA	13,799
CHF	71,282,000	USD	75,359,784	Jun 10 2022	BOA	(1,008,047)
CHF	23,134,633	EUR	22,500,000	Jun 15 2022	BOA	(34,827)
CHF	7,914,687	USD	8,200,000	Jun 15 2022	BOA	58,139
CHF	25,205,000	USD	26,949,393	Jun 17 2022	BOA	(647,316)
CHF	15,563,921	EUR	15,125,000	Jun 22 2022	BOA	(10,241)
CHF	2,424,184	GBP	2,000,000	Jun 22 2022	BOA	10,053
CHF	6,500,000	JPY	848,925,753	Jun 22 2022	BOA	184,727
CLP	174,205,452	USD	200,000	Jun 06 2022	BOA	11,257
CLP	527,116,868	USD	619,500	Jun 13 2022	BOA	18,874
CLP	2,576,969,277	USD	3,100,000	Jun 15 2022	BOA	19,680
CLP	167,330,000	USD	200,000	Jun 16 2022	BOA	2,531
CLP	340,415,837	USD	400,000	Jun 23 2022	BOA	11,472
CLP	164,876,000	USD	200,000	Jun 30 2022	BOA	(978)
CNH	1,000,000	USD	150,054	Jun 01 2022	BOA	(257)
CNH	500,000	USD	74,975	Jun 02 2022	BOA	(79)
CNH	110,515,221	USD	17,320,995	Jun 15 2022	BOA	(773,925)
COP	2,326,231,175	USD	600,000	Jun 15 2022	BOA	15,834
CZK	148,599,299	EUR	6,000,000	Jun 15 2022	BOA	(5,410)
EUR	98,439	NOK	1,000,000	Jun 01 2022	BOA	(1,011)
EUR	818,527	PLN	3,748,926	Jun 01 2022	BOA	753
EUR	264	USD	284	Jun 01 2022	BOA	(1)
EUR	400,000	HUF	158,893,490	Jun 02 2022	BOA	(346)
EUR	98,888	NOK	1,000,000	Jun 02 2022	BOA	(524)
EUR	218,242	PLN	1,000,000	Jun 02 2022	BOA	139
EUR	190,217	SEK	2,000,000	Jun 02 2022	BOA	(579)
EUR	4,772,695	USD	5,122,360	Jun 02 2022	BOA	1,778
EUR	141,029,000	USD	149,620,501	Jun 10 2022	BOA	1,851,469
EUR	2,150,000	GBP	1,833,770	Jun 15 2022	BOA	(944)
EUR	6,100,000	HUF	2,375,639,847	Jun 15 2022	BOA	139,984
EUR	8,000,000	JPY	1,084,113,355	Jun 15 2022	BOA	168,850
EUR	10,870,367	NOK	110,203,700	Jun 15 2022	BOA	(80,522)
EUR	2,066,310	PLN	10,000,000	Jun 15 2022	BOA	(117,373)
EUR	24,293,675	SEK	258,080,255	Jun 15 2022	BOA	(338,528)
EUR	2,400,000	USD	2,566,049	Jun 15 2022	BOA	12,444
EUR	32,283,000	USD	34,631,171	Jun 17 2022	BOA	56,960
EUR	3,625,000	CHF	3,732,537	Jun 22 2022	BOA	10
EUR	300,000	GBP	255,462	Jun 22 2022	BOA	508
EUR	1,400,000	HUF	543,660,460	Jun 22 2022	BOA	38,592
EUR	7,500,000	JPY	1,007,715,675	Jun 22 2022	BOA	226,273
EUR	1,500,000	PLN	6,988,883	Jun 22 2022	BOA	(19,559)
EUR	11,250,000	SEK	118,115,678	Jun 22 2022	BOA	(11,905)
GBP	733,552	CHF	889,973	Jun 01 2022	BOA	(3,525)
GBP	24,076,128	USD	30,347,959	Jun 06 2022	BOA	(9,878)
GBP	183,677,000	USD	232,830,983	Jun 10 2022	BOA	(1,376,747)
GBP	5,383,504	EUR	6,350,000	Jun 15 2022	BOA	(38,183)
GBP	1,200,000	USD	1,503,825	Jun 15 2022	BOA	8,368
GBP	36,934,000	USD	46,355,589	Jun 17 2022	BOA	187,838
GBP	10,007,784	EUR	11,800,000	Jun 22 2022	BOA	(70,897)
GBP	7,125,000	JPY	1,128,872,888	Jun 22 2022	BOA	202,185
HUF	197,264,093	EUR	500,000	Jun 02 2022	BOA	(3,227)
HUF	77,587,803	EUR	200,000	Jun 15 2022	BOA	(5,405)
HUF	153,797,400	EUR	400,000	Jun 22 2022	BOA	(15,164)
IDR	1,471,992,943	USD	100,000	Jun 15 2022	BOA	935
IDR	39,578,191,000	USD	2,700,000	Jun 30 2022	BOA	13,367
ILS	1,002,966	USD	300,000	Jun 15 2022	BOA	2,410
INR	1,575,378,901	USD	20,300,000	Jun 06 2022	BOA	(19,400)
INR	1,579,989,031	USD	20,300,000	Jun 13 2022	BOA	24,428
INR	1,577,185,601	USD	20,300,000	Jun 23 2022	BOA	(34,303)
INR	389,045,320	USD	5,000,000	Jun 30 2022	BOA	(4,955)
JPY	18,393,376	AUD	200,000	Jun 02 2022	BOA	(647)
JPY	657,084,140	EUR	4,772,546	Jun 02 2022	BOA	(19,527)
JPY	2,988,445,950	USD	23,214,837	Jun 02 2022	BOA	417
JPY	20,145,177	GBP	125,000	Jun 06 2022	BOA	(999)
JPY	15,980,400,000	USD	125,101,964	Jun 10 2022	BOA	(925,670)
JPY	26,927,739	EUR	200,000	Jun 15 2022	BOA	(5,582)
JPY	216,083,042	USD	1,700,000	Jun 15 2022	BOA	(20,523)
JPY	6,254,608,000	USD	49,677,877	Jun 17 2022	BOA	(1,060,197)
JPY	438,137,760	AUD	4,800,000	Jun 22 2022	BOA	(39,508)
JPY	39,690,336	CAD	400,000	Jun 22 2022	BOA	(7,611)
JPY	281,081,675	GBP	1,750,000	Jun 22 2022	BOA	(20,001)
JPY	16,421,760	NZD	200,000	Jun 22 2022	BOA	(2,596)
JPY	662,500,000	USD	5,209,567	Jun 22 2022	BOA	(58,677)
KRW	763,399,269	USD	602,046	Jun 03 2022	BOA	14,982
KRW	760,872,000	USD	600,000	Jun 07 2022	BOA	14,970
KRW	14,369,823,474	USD	11,600,000	Jun 13 2022	BOA	14,080
KRW	1,634,442,929	USD	1,300,000	Jun 15 2022	BOA	20,992
KRW	1,484,481,463	USD	1,200,000	Jun 21 2022	BOA	(236)
MXN	56,000,000	USD	2,880,244	Jun 01 2022	BOA	(35,341)
MXN	657,490,000	USD	32,595,127	Jun 10 2022	BOA	745,945
MXN	380,891,084	USD	19,100,000	Jun 15 2022	BOA	193,937
MXN	400,013,000	USD	19,442,694	Jun 17 2022	BOA	811,089
MXN	232,000,000	USD	11,685,620	Jun 22 2022	BOA	48,496
NOK	1,000,000	EUR	98,676	Jun 01 2022	BOA	756
NOK	1,000,000	EUR	98,859	Jun 02 2022	BOA	555
NOK	119,704,907	EUR	12,093,706	Jun 15 2022	BOA	(219,969)
NOK	21,940,913	EUR	2,125,000	Jun 22 2022	BOA	57,398
NOK	94,500,000	SEK	96,084,207	Jun 22 2022	BOA	238,415
NZD	88,646,000	USD	57,710,203	Jun 10 2022	BOA	40,059
NZD	2,900,000	USD	1,877,359	Jun 15 2022	BOA	11,785
NZD	23,549,000	USD	15,989,987	Jun 17 2022	BOA	(649,874)
NZD	17,800,000	JPY	1,440,858,024	Jun 22 2022	BOA	391,836
NZD	700,000	USD	457,707	Jun 22 2022	BOA	(1,747)
PEN	2,249,210	USD	600,000	Jun 15 2022	BOA	4,477
PHP	36,791,700	USD	700,000	Jun 30 2022	BOA	1,951
PLN	3,749,859	EUR	818,439	Jun 01 2022	BOA	(441)
PLN	1,000,000	EUR	218,311	Jun 02 2022	BOA	(214)
PLN	182,120,000	USD	42,287,646	Jun 10 2022	BOA	313,077
PLN	65,974,349	EUR	14,263,672	Jun 15 2022	BOA	96,084
PLN	4,151,050	EUR	900,000	Jun 22 2022	BOA	1,864
PLN	3,930,231	USD	900,000	Jun 22 2022	BOA	17,649
SEK	2,000,000	EUR	190,223	Jun 02 2022	BOA	571
SEK	88,159,863	EUR	8,505,470	Jun 15 2022	BOA	(106,522)
SEK	27,571,064	EUR	2,625,000	Jun 22 2022	BOA	3,878
SEK	22,942,823	NOK	22,500,000	Jun 22 2022	BOA	(50,040)
SGD	2,814,127	USD	2,050,000	Jun 15 2022	BOA	3,953
THB	5,143,397	USD	150,000	Jun 15 2022	BOA	363
TRY	427,280,000	USD	27,182,893	Jun 10 2022	BOA	(1,454,230)
TRY	1,000,000	USD	65,450	Jun 15 2022	BOA	(5,644)
TRY	123,806,993	USD	7,600,000	Jun 22 2022	BOA	(265,511)
TWD	163,620,308	USD	5,500,000	Jun 06 2022	BOA	137,420
TWD	23,328,559	USD	800,000	Jun 15 2022	BOA	3,897
TWD	159,007,200	USD	5,500,000	Jun 21 2022	BOA	(20,018)
TWD	5,943,359	USD	200,000	Jun 30 2022	BOA	4,866
TWD	141,320,768	USD	4,900,000	Jul 01 2022	BOA	(28,617)
USD	23,182,668	AUD	32,459,085	Jun 02 2022	BOA	(112,140)
USD	23,299,131	AUD	32,459,085	Jun 03 2022	BOA	4,025
USD	4,659,112	AUD	6,720,000	Jun 10 2022	BOA	(164,191)
USD	7,736,398	AUD	11,100,000	Jun 15 2022	BOA	(231,417)
USD	37,531,514	AUD	52,063,000	Jun 17 2022	BOA	158,177
USD	7,346,248	AUD	10,500,000	Jun 22 2022	BOA	(191,871)
USD	7,810,439	BRL	37,768,738	Jun 02 2022	BOA	(131,953)
USD	47,156,615	CAD	60,021,506	Jun 01 2022	BOA	(296,269)
USD	47,454,883	CAD	60,021,506	Jun 02 2022	BOA	2,573
USD	129,978,184	CAD	166,447,000	Jun 10 2022	BOA	(1,603,656)
USD	12,100,000	CAD	15,537,357	Jun 15 2022	BOA	(182,592)
USD	53,681,167	CAD	68,969,000	Jun 17 2022	BOA	(839,855)
USD	13,758,492	CAD	17,600,000	Jun 22 2022	BOA	(154,343)
USD	22,587,703	CHF	21,632,921	Jun 02 2022	BOA	32,567
USD	22,542,042	CHF	21,632,921	Jun 03 2022	BOA	(14,119)
USD	73,016,556	CHF	71,282,000	Jun 10 2022	BOA	(1,335,182)
USD	27,600,000	CHF	26,961,739	Jun 15 2022	BOA	(531,724)
USD	62,110,972	CHF	58,788,000	Jun 17 2022	BOA	764,157
USD	15,669,665	CHF	15,375,000	Jun 22 2022	BOA	(379,621)
USD	200,000	CLP	172,594,000	Jun 06 2022	BOA	(9,303)
USD	619,500	CLP	540,062,098	Jun 13 2022	BOA	(34,552)
USD	4,750,000	CLP	4,056,008,375	Jun 15 2022	BOA	(160,205)
USD	200,000	CLP	174,592,620	Jun 16 2022	BOA	(11,321)
USD	900,000	CLP	764,258,652	Jun 23 2022	BOA	(23,784)
USD	200,000	CLP	167,846,000	Jul 05 2022	BOA	(2,396)
USD	150,031	CNH	1,000,000	Jun 01 2022	BOA	234
USD	74,983	CNH	500,000	Jun 02 2022	BOA	87
USD	24,529,337	CNH	163,150,608	Jun 15 2022	BOA	101,348
USD	9,900,000	CNH	67,109,645	Jun 22 2022	BOA	(145,811)
USD	700,000	COP	2,839,961,950	Jun 15 2022	BOA	(51,836)
USD	100,000	CZK	2,362,672	Jun 22 2022	BOA	(2,297)
USD	1,947,057	EUR	1,813,856	Jun 03 2022	BOA	(444)
USD	263,677,359	EUR	245,162,000	Jun 10 2022	BOA	361,506
USD	12,290,142	EUR	11,700,000	Jun 15 2022	BOA	(280,011)
USD	70,417,680	EUR	64,994,245	Jun 17 2022	BOA	581,267
USD	11,821,214	EUR	11,250,000	Jun 22 2022	BOA	(270,571)
USD	30,402,492	GBP	24,076,128	Jun 06 2022	BOA	64,410
USD	30,347,598	GBP	24,076,128	Jun 07 2022	BOA	9,544
USD	154,449,488	GBP	122,740,000	Jun 10 2022	BOA	(217,089)
USD	15,350,536	GBP	12,400,000	Jun 15 2022	BOA	(275,453)
USD	74,012,930	GBP	56,915,000	Jun 17 2022	BOA	2,289,879
USD	10,991,538	GBP	8,875,000	Jun 22 2022	BOA	(192,944)
USD	4,400,000	HUF	1,622,411,120	Jun 22 2022	BOA	24,622
USD	400,000	IDR	5,864,774,825	Jun 15 2022	BOA	(2,151)
USD	200,000	IDR	2,913,400,000	Jun 30 2022	BOA	266
USD	7,400,000	ILS	25,080,731	Jun 15 2022	BOA	(162,236)
USD	6,500,000	ILS	22,053,922	Jun 22 2022	BOA	(152,016)
USD	20,300,000	INR	1,557,710,213	Jun 06 2022	BOA	246,857
USD	20,300,000	INR	1,576,786,260	Jun 13 2022	BOA	16,771
USD	3,650,000	INR	283,831,581	Jun 15 2022	BOA	(294)
USD	20,300,000	INR	1,581,723,220	Jun 23 2022	BOA	(24,002)
USD	500,000	INR	38,924,730	Jun 30 2022	BOA	236
USD	20,300,000	INR	1,578,584,840	Jul 01 2022	BOA	34,084
USD	28,697,392	JPY	3,645,530,090	Jun 02 2022	BOA	377,687
USD	23,215,198	JPY	2,988,445,950	Jun 03 2022	BOA	(716)
USD	108,977,565	JPY	14,062,400,000	Jun 10 2022	BOA	(294,838)
USD	16,000,000	JPY	2,046,297,336	Jun 15 2022	BOA	95,428
USD	73,109,297	JPY	8,856,340,000	Jun 17 2022	BOA	4,268,097
USD	14,148,803	JPY	1,812,500,000	Jun 22 2022	BOA	56,746
USD	600,000	KRW	763,399,269	Jun 03 2022	BOA	(17,027)
USD	600,000	KRW	759,758,252	Jun 07 2022	BOA	(14,070)
USD	11,600,000	KRW	14,889,876,000	Jun 13 2022	BOA	(434,401)
USD	12,950,000	KRW	16,415,436,828	Jun 15 2022	BOA	(317,307)
USD	1,200,000	KRW	1,521,966,000	Jun 21 2022	BOA	(30,060)
USD	1,000,000	KRW	1,281,170,600	Jun 30 2022	BOA	(35,415)
USD	12,800,000	KRW	15,856,956,000	Jul 05 2022	BOA	(15,341)
USD	2,852,527	MXN	56,000,000	Jun 01 2022	BOA	7,625
USD	24,336,709	MXN	497,570,000	Jun 10 2022	BOA	(894,879)
USD	6,221,367	MXN	125,995,000	Jun 17 2022	BOA	(158,114)
USD	8,700,000	NOK	85,461,097	Jun 22 2022	BOA	(419,893)
USD	136,529,604	NZD	206,623,000	Jun 10 2022	BOA	1,920,794
USD	11,415,847	NZD	18,100,000	Jun 15 2022	BOA	(375,019)
USD	32,748,614	NZD	48,738,000	Jun 17 2022	BOA	1,000,073
USD	9,178,790	NZD	14,500,000	Jun 22 2022	BOA	(266,089)
USD	100,000	PHP	5,252,810	Jun 15 2022	BOA	(255)
USD	219	PLN	933	Jun 01 2022	BOA	1
USD	20,329,074	PLN	89,810,000	Jun 10 2022	BOA	(678,893)
USD	3,700,000	PLN	16,433,395	Jun 22 2022	BOA	(136,946)
USD	8,000,000	SEK	79,752,615	Jun 22 2022	BOA	(172,505)
USD	8,800,000	SGD	12,216,457	Jun 15 2022	BOA	(116,451)
USD	27,400,000	SGD	38,030,241	Jun 22 2022	BOA	(356,627)
USD	5,000,000	THB	172,868,823	Jun 15 2022	BOA	(53,664)
USD	13,032,817	TRY	204,715,000	Jun 10 2022	BOA	705,903
USD	360,793	TRY	6,000,000	Jun 15 2022	BOA	1,961
USD	11,600,000	TRY	178,443,032	Jun 22 2022	BOA	1,028,800
USD	5,500,000	TWD	161,859,387	Jun 06 2022	BOA	(76,748)
USD	7,150,000	TWD	211,886,126	Jun 15 2022	BOA	(151,547)
USD	5,500,000	TWD	163,473,200	Jun 21 2022	BOA	(133,897)
USD	100,000	TWD	2,950,900	Jun 30 2022	BOA	(1,717)
USD	5,500,000	TWD	158,891,700	Jul 01 2022	BOA	22,940
USD	4,600,000	TWD	132,694,714	Jul 05 2022	BOA	25,582
USD	3,711,355	ZAR	59,413,928	Jun 15 2022	BOA	(78,935)
USD	5,200,000	ZAR	83,717,691	Jun 22 2022	BOA	(135,589)
ZAR	10,000	USD	667	Jun 10 2022	BOA	(28)
ZAR	37,928,477	USD	2,474,487	Jun 15 2022	BOA	(54,854)
Total Forward Foreign Currency Contracts						$(1,736,174)

AUD	Australian Dollar	JSE	Johannesburg Stock Exchange
BOA	Bank of America	KRW	Korean Won
BRL	Brazilian Real	LME	London Mercantile Exchange
BUXL	German Bond	MIB	Milano Indice di Borsa
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	OMX	Stockholm Stock Exchange
COP	Colombian Peso	PHP	Philippine Peso
CZK	Czech Koruna	PLN	Polish Zloty
DAX	German Stock Exchange	RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
FTSE	Financial Times Stock Exchange	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
IBEX	Index of the Bolsa de Madrid	TSX	Toronto Stock Exchange
ICE	Intercontinental Exchange	TWD	Taiwan Dollar
ILS	Israeli New Shekel	USD	United States Dollar
INR	Indian Rupee	WTI	West Texas Intermediate
JPY	Japanese Yen	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
May 31, 2022 (UNAUDITED)

   CONSOLIDATION OF SUBSIDIARIES –  The Abbey Capital Futures Strategy Fund (the  "Fund") strategy is achieved by the Fund investing up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The Cayman Subsidiary invests all or substantially all of its assets in segregated portfolios of the Abbey Capital Offshore Fund SPC (the “SPC”), a wholly-owned subsidiary of the Cayman Subsidiary organized under the acts of the Cayman Islands. The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets. The Fund may also invest a portion of its assets in segregated series of another wholly-owned subsidiary of the Fund, the Abbey Capital Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company. The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of May 31, 2022, the net assets of the Cayman Subsidiary and SPC were $478,442,094, which represented 21.39% of the Fund's net assets. As of May 31, 2022, the net assets of the Onshore Subsidiary were $464,639,522, which represented 20.77% of the Fund's net assets.

   PORTFOLIO VALUATION — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.
• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund's investments carried at fair value:

ASSETS	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$1,967,499,326	$1,967,499,326	$-	$-
Commodity Contracts
Futures Contracts	46,043,396	46,043,396	-	-
Equity Contracts
Futures Contracts	2,745,721	2,745,721	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	22,734,348	-	22,734,348	-
Futures Contracts	20,811,386	20,811,386	-	-
Interest Rate Contracts
Futures Contracts	34,652,053	34,652,053	-	-
Total Assets	$2,094,486,230	$2,071,751,882	$22,734,348	$-

LIABILITIES	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(35,914,586)	$(35,914,586)	$-	$-
Equity Contracts
Futures Contracts	(8,460,081)	(8,460,081)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(24,470,522)	-	(24,470,522)	-
Futures Contracts	(1,719,184)	(1,719,184)	-	-
Interest Rate Contracts
Futures Contracts	(5,133,712)	(5,133,712)	-	-
Total Liabilities	$(75,698,085)	$(51,227,563)	$(24,470,522)	$-

   At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

   Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

   For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2022, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.